Document and Entity Information	Dec. 23, 2025
Cover [Abstract]
Entity Registrant Name	DYCOM INDUSTRIES INC
Amendment Flag	true
Entity Central Index Key	0000067215
Document Type	8-K/A
Document Period End Date	Dec. 23, 2025
Entity Incorporation State Country Code	FL
Entity File Number	001-10613
Entity Tax Identification Number	59-1277135
Entity Address, Address Line One	300 Banyan Blvd.
Entity Address, Address Line Two	Suite 1101
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	627-7171
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.33 1/3 per share
Trading Symbol	DY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by Dycom Industries, Inc., a Florida corporation (the “Company”), to amend the Current Report on Form 8-K (the “Prior 8-K”) filed with the Securities and Exchange Commission on December 23, 2025, in connection with the completion of the Company’s previously announced acquisition of Power Solutions, LLC, a Maryland limited liability company (“Power Solutions”), pursuant to that certain Unit Purchase Agreement, dated as of November 18, 2025, by and among the Company, Power Solutions and Project Eastern Shore, LLC, a Maryland limited liability company.